Schedule III Summary of Activity in Real Estate Facilities (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Real estate facilities
Real estate facilities, Balance at beginning of year	$ 1,924,746,372	$ 1,887,205,645	$ 1,593,623,628	$ 1,210,102,582
Facility acquisitions		23,696,536	298,341,568	371,507,610
Impact of foreign exchange rate changes and other		4,342,673	(12,984,154)	(138,457)
Improvements and additions		9,501,518	8,224,603	12,151,893
Other facility acquisitions			69,981,850	15,689,143
Disposition due to deconsolidation				(15,689,143)
Real estate facilities, Balance at end of year	1,974,197,000	1,924,746,372	1,887,205,645	1,593,623,628
Accumulated depreciation
Accumulated depreciation, beginning balance	(255,844,284)	(202,682,688)	(155,926,875)	(115,903,045)
Depreciation expense	(40,189,000)	(52,619,881)	(48,400,073)	(40,158,233)
Disposition due to deconsolidation				62,466
Impact of foreign exchange rate changes and other		(541,715)	1,644,260	71,937
Accumulated depreciation, ending balance	(293,518,000)	(255,844,284)	(202,682,688)	(155,926,875)
Construction in process
Construction in process, Balance at beginning of year	5,976,946	4,490,926	1,799,004	1,761,303
Net additions and assets placed into service		1,486,020	2,691,922	37,701
Construction in process, Balance at end of year	7,651,000	5,976,946	4,490,926	1,799,004
Real estate facilities, net	$ 1,688,330,000	$ 1,674,879,034	$ 1,689,013,883	$ 1,439,495,757